As filed with the Securities and Exchange Commission on October 11, 2011
Securities Act File No. 333-163462
Investment Company Act File No. 811-22360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 5	☑
(Check appropriate box or boxes.)
GLG INVESTMENT SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
390 Park Avenue
New York, NY 10022
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-877-593-0323
John Rowsell
390 Park Avenue
New York, NY 10022
(Name and Address of Agent for Service)
Copy to:

George M. Silfen, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 11th day of October, 2011.

GLG Investment Series Trust
By:	/s/ John B. Rowsell
John B. Rowsell
Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John B. Rowsell
John B. Rowsell	Trustee and Chief Executive Officer	October 11, 2011

/s/ Gregory E. Barton*
Gregory E. Barton	Trustee	October 11, 2011

/s/ Aniello A. Bianco*
Aniello A. Bianco	Trustee	October 11, 2011

/s/ J. David Officer*
J. David Officer	Trustee	October 11, 2011

/s/ Marvin Damsma*
Marvin Damsma	Trustee	October 11, 2011

/s/ Dale M. Hanson*
Dale M. Hanson	Trustee	October 11, 2011

/s/ Jordan B. Allen
Jordan B. Allen	Chief Financial Officer	October 11, 2011

*By:	/s/ John B. Rowsell
John B. Rowsell, as Attorney-in-Fact

*	Signed pursuant to Power of Attorney filed on September 28, 2011, File Number 333-163462, incorporated by reference.

INDEX TO EXHIBITS

Exhibit 101	Risk/Return Summary in Interactive Data Format